Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Leases
Note 10. Leases
The Company’s lease obligations primarily consist of operating leases for its headquarters complex, and domestic and international office facilities, with lease periods expiring between fiscal years 2026 and 2029, some of which include options to extend up to 12 months. The Company does not have any leases that include residual value guarantees.
Payments under the lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease assets and liabilities. These amounts include variable payments for maintenance services, utilities, and other expenses.
The components of the net lease cost reflected in the Company’s condensed consolidated statements of operations were as follows:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Operating	$200	$204
Short-term	5	10

Total lease costs	$205	$214

As of March 31, 2025, the Company’s operating leases had a weighted average remaining lease term of 3.1 years and a weighted average discount rate related to the Company’s right-of-use
(“ROU”) assets and lease liabilities of 10.0%. As of December 31, 2024, the Company’s operating leases had a weighted average remaining lease term of 3.2 years and a weighted average discount rate related to the Company’s right-of-use
assets and lease liabilities of 9.9%.

Supplemental information related to operating leases was as follows:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$202	$192
Future minimum lease payments under the Company’s
non-cancelable
operating leases are as follows:

(Amounts in thousands)	As of March 31, 2025
2025	$526
2026	544
2027	431
2028	366
2029	15

Total future lease payments	1,882
Less: Imputed interest	(290)

Present value of net future minimum lease payments	1,592
Less: Operating lease liabilities, current	(542)

Total operating lease liabilities, non-current	$1,050

Note 9. Leases
The Company’s lease obligations primarily consist of operating leases for its headquarters complex and domestic and international office facilities, with lease periods expiring between fiscal years 2026 and 2029, some of which include options to extend up to 12 months. The Company does not have any leases that include residual value guarantees.
Payments under the lease arrangements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease assets and liabilities. These amounts include variable payments for maintenance services, utilities, and other expenses.
During the year ended December 31, 2023, the Company executed three lease renewals for a period of five years and extinguished one lease prior to its scheduled termination date. The loss recognized on lease termination was immaterial.
The components of the net lease cost reflected in the Company’s consolidated statements of operations were as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Operating lease costs	$817	$989
Short-term lease costs	26	46

	$843	$1,035

As of
December 31, 2024, the Company’s operating leases had a weighted average remaining lease term of
3.2
years and a weighted average discount rate related to the Company’s ROU assets and lease liabilities of
9.9
%. As of December 31, 2023, the Company’s operating leases had a weighted average remaining lease term of
4.0
years and a weighted average discount rate related to the Company’s ROU assets and lease liabilities of
9.8
%.
Supplemental information related to operating leases was as follows for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$785	$1,008
Right-of-use assets obtained in exchange for lease liabilities	$—	$1,673
Right-of-use assets and lease liabilities extinguished upon termination of lease, net gain	$—	$108
Short-term variable lease expenses	$52	$202

As of December 31, 2024, future minimum lease payments under the Company’s non-cancelable
operating leases are as follows (in thousands):

Operating lease obligations

2025	$721
2026	534
2027	421
2028	357
2029	13

Total	2,046
Less: imputed interest	(302)

Present value of net future minimum lease payments	1,744
Less: short-term operating lease liabilities	(578)

Long-term operating lease liabilities	$1,166